Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	HUNTINGTON FUNDS
Prospectus Date	rr_ProspectusDate	Apr. 30, 2014
Huntington VA Mid Corp America Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Summaries Huntington VA Mid Corp America Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund’s investment objective is to seek long-term capital appreciation by investing primarily in a diversified portfolio of securities consisting of common stocks and securities convertible into common stocks such as convertible bonds and convertible preferred stocks.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The table below and the Example that follows it DO NOT reflect variable insurance contract or separate account fees and charges. If these were included, your costs would be higher.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2015
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 4% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	4.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Expense Examples
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund will normally invest at least 80% of its assets in common stocks of mid-cap companies. Mid-cap companies are those companies with market capitalizations at the time of purchase in the range of companies in the Russell Midcap Index ("RMCI") or the Standard & Poor's MidCap 400 Index ("S&P 400"). As of December 31, 2013, the companies in the RMCI had a market capitalization range of approximately $192.78 million to $29.24 billion. As of February 28, 2014, the companies in the S&P 400 had a market capitalization range of approximately $1.03 billion to $16.5 billion. In managing the Fund's portfolio, the Advisor emphasizes mid-cap companies with above-average growth potential or with temporarily depressed prices. Evaluation techniques the Advisor typically uses in selecting individual securities include fundamental analysis, valuation techniques, and technical analysis. Fundamental analysis will focus on qualitative aspects of the company's product, management, and competitive strategy. Valuation techniques include quantitative screens to review historical earnings, revenue, and cash flow. Technical analysis will be deployed as it relates to the timing of trading the securities. The Fund may also invest in convertible bonds and convertible preferred stocks.
Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The primary factors that may reduce the Fund's net asset value ("NAV") and returns include:

Call Risk. Issuers of securities may redeem the securities prior to maturity at a price below their current market value.

Credit Risk. Issuers of securities in which the Fund invests may have their credit ratings downgraded or may default in the payment of principal or interest on the securities, which would cause the Fund to lose money.

Equity Securities Risk. The price of equity securities in the Fund's portfolio will fluctuate based on changes in a company's financial condition and on market and economic conditions.

Interest Rate Risk. The value of the Fund's investments in fixed income securities may decline when prevailing interest rates rise or increase when interest rates go down. The longer a security's maturity or duration, the greater its value will change in response to changes in interest rates. The interest earned on the Fund's investments in fixed income securities may decline when prevailing interest rates decline.

Investment Style Risk. The type of securities in which the Fund invests may underperform other assets or the overall market.

Market Risk. The value of securities in the Fund's portfolio will fluctuate and, as a result, the Fund's share price may decline suddenly or over a sustained period of time.

Mid/Small Cap Stock Risk. Because the smaller companies in which the Fund may invest may have unproven track records, a limited product or service base and limited access to capital, they may be more likely to fail than larger companies.

		For more information, please see "Principal Fund Investment Strategies and Risks" in this prospectus.
Risk Lose Money [Text]	rr_RiskLoseMoney	All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The performance information shown below will help you analyze the Fund’s investment risks in light of its historical returns. The bar chart shows the variability of the Fund’s total returns on a calendar year-by-year basis. The Average Annual Total Return table shows returns averaged over the stated periods compared with those of a broad measure of market performance. The Fund’s performance will fluctuate, and past performance is not necessarily an indication of future results.

		The returns in the bar chart and the table below DO NOT reflect variable insurance separate account and contract fees and charges. If these fees and charges were included, the returns would be lower than those shown.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The performance information shown below will help you analyze the Fund’s investment risks in light of its historical returns. The bar chart shows the variability of the Fund’s total returns on a calendar year-by-year basis. The Average Annual Total Return table shows returns averaged over the stated periods compared with those of a broad measure of market performance.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	This table compares the Fund’s average annual total returns for the period ended 12/31/13, to those of Standard & Poor’s 400 Index (“S&P 400”) and the Lipper Mid Cap Core Average (“LMCC”). The S&P 400 is a capitalization-weighted index comprised of common stocks representing all major industries in the mid-cap range sector of the U.S. stock market. LMCC figures represent the average of the total returns reported by all of the mutual funds designated by Lipper Inc. as falling into the category indicated.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s performance will fluctuate, and past performance is not necessarily an indication of future results.
Bar Chart [Heading]	rr_BarChartHeading	Performance Bar Chart and Table
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The returns in the bar chart and the table below DO NOT reflect variable insurance separate account and contract fees and charges. If these fees and charges were included, the returns would be lower than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter Q3 2009 17.56% Worst Quarter Q4 2008 (26.53)%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Return Table (for the period ended December 31, 2013)
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	Return before taxes is shown. This table compares the Fund’s average annual total returns for the period ended 12/31/13, to those of Standard & Poor’s 400 Index (“S&P 400”) and the Lipper Mid Cap Core Average (“LMCC”). The S&P 400 is a capitalization-weighted index comprised of common stocks representing all major industries in the mid-cap range sector of the U.S. stock market. LMCC figures represent the average of the total returns reported by all of the mutual funds designated by Lipper Inc. as falling into the category indicated.
Huntington VA Mid Corp America Fund | Huntington VA Mid Corp America Fund
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.60%
Other Expenses	rr_OtherExpensesOverAssets	0.37%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.97%	[1]
1 Year	rr_ExpenseExampleYear01	$ 99
3 Years	rr_ExpenseExampleYear03	309
5 Years	rr_ExpenseExampleYear05	536
10 Years	rr_ExpenseExampleYear10	$ 1,190
2004	rr_AnnualReturn2004	16.91%
2005	rr_AnnualReturn2005	12.67%
2006	rr_AnnualReturn2006	7.24%
2007	rr_AnnualReturn2007	8.75%
2008	rr_AnnualReturn2008	(38.83%)
2009	rr_AnnualReturn2009	34.23%
2010	rr_AnnualReturn2010	22.80%
2011	rr_AnnualReturn2011	(2.77%)
2012	rr_AnnualReturn2012	14.59%
2013	rr_AnnualReturn2013	32.34%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	17.56%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(26.53%)
1 Year	rr_AverageAnnualReturnYear01	32.34%
5 Years	rr_AverageAnnualReturnYear05	19.44%
10 Years	rr_AverageAnnualReturnYear10	8.61%
Huntington VA Mid Corp America Fund | Standard & Poor's 400 Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	33.50%
5 Years	rr_AverageAnnualReturnYear05	21.89%
10 Years	rr_AverageAnnualReturnYear10	10.36%
Huntington VA Mid Corp America Fund | Lipper Mid Cap Core Average
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	35.05%
5 Years	rr_AverageAnnualReturnYear05	20.68%
10 Years	rr_AverageAnnualReturnYear10	9.14%

[1]	Huntington Asset Advisors, Inc. (the "Advisor") has contractually agreed to waive all or a portion of its investment advisory fee (based on average daily net assets) and/or reimburse certain operating expenses of the Fund to the extent necessary in order to limit the Fund's total annual fund operating expenses (after the fee waivers and/or expense reimbursements, and exclusive of acquired fund fees and expenses, brokerage costs, interest, taxes and dividends, and extraordinary expenses) to not more than 1.00% of the Fund's daily net assets through April 30, 2015. This arrangement may only be terminated prior to this date with the agreement of the Fund's Board of Trustees.